Debt - Additional Information (Detail) - USD ($)											1 Months Ended	12 Months Ended
	Mar. 25, 2024	Nov. 02, 2023	Jul. 12, 2023	Dec. 23, 2022	Dec. 21, 2022	Aug. 10, 2022	Aug. 05, 2022	Jun. 30, 2022	May 20, 2022	Dec. 11, 2020	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Apr. 26, 2023	Aug. 01, 2020
Debt Instrument [Line Items]
Proceeds from long term line of credit												$ 5,500,000	$ 0
Line of credit facility outstanding current												878,000	0
Class of warrants or rights number of securities covered by warrants or rights															17,318,383
Proceeds from convertible debt				$ 16,700,000			$ 5,000,000		$ 8,300,000			0	30,000,000
Interest expenses on convertible debt												1,500,000
Convertible debt at fair value												38,600,000
Proceeds from Issuance Initial Public Offering												50,000,000
Two Thousand And Twenty And Two Thousand And Twenty Three Term A Loan [Member]
Debt Instrument [Line Items]
Interest expenses												$ 531,000	$ 327,000
Debt instrument effective rate of interest percentage												10.42%	9.49%
Convertible Debt Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value									$ 30,000,000
Convertible debt interest rate percentage									5.00%
Interest expenses on convertible debt												$ 1,500,000	$ 376,000
Debt instrument conversion price percentage									90.00%
Convertible Debt Agreement [Member] | Other Nonoperating Income (Expense) [Member]
Debt Instrument [Line Items]
Interest expenses on convertible debt												1,500,000
Gain loss due to change in fair value of convertible debt												4,700,000
Convertible Debt Agreement [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument conversion price per share									$ 1.0971
Convertible Debt Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument converted into equity number of shares issued	29,853,711
Convertible Debt Agreement [Member] | Current Liabilities [Member]
Debt Instrument [Line Items]
Convertible debt at fair value												$ 38,600,000	$ 32,400,000
Loan And Security Agreement With Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by warrants or rights										166,371
Class of warrants or rights exercise price per share										$ 0.33
Class of warrants or rights term										10 years
Loan And Security Agreement With Silicon Valley Bank [Member] | Warrants Issued To Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Fair value of warrants issued										$ 39,000
Loan And Security Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Term A Loan Advance [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity										25,000,000
Proceeds from long term line of credit										5,000,000
Line of credit remaining borrowing capacity											$ 20,000,000
Long term debt variable interest rate percentage											3.25%
Line of credit facility date of first required payment											Jul. 01, 2022
Line of credit facility expiration date											Dec. 01, 2023
Line of credit facility commitment fee amount										$ 91,000
Line of credit facility commitment fee percentage										2.00%
Long term debt balloon payment percentage											2.00%
Loan And Security Second Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Term A Loan Advance [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date								Dec. 31, 2024
Long term debt balloon payment percentage								4.00%
Line of credit facility frequency of payments								24 equal monthly payments of principal plus interest.
Loan And Security Third Amendment Agreement With Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Tranferred to restricted cash collateral						$ 5,000,000
Loan And Security Third Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Term A Loan Advance [Member] | Restricted Cash Non Current [Member]
Debt Instrument [Line Items]
Debt instrument collateral given						$ 5,000,000
Loan And Security Fourth Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Term A Loan Advance [Member]
Debt Instrument [Line Items]
Line of credit facility expiration date					Dec. 01, 2024
Debt instrument terms of payment					18 equal monthly payments of principal plus interest.
Loan And Security Fifth Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Term A Loan Advance [Member]
Debt Instrument [Line Items]
Percentage of consolidated cash to be maintained with the lender														50.00%
Unrestricted and unencumbered cash percentage to be maintained														100.00%
Percentage of outstanding debt to be maintained with the lender by way of cash														110.00%
Sixth Amendment Agreement With Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by warrants or rights			211,528
Class of warrants or rights exercise price per share			$ 0.36
Class of warrants or rights term			10 years
Sixth Amendment Agreement With Silicon Valley Bank [Member] | Tranche One Milestone [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by warrants or rights			105,764
Sixth Amendment Agreement With Silicon Valley Bank [Member] | Tranche Two Milestone [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by warrants or rights			105,764
Sixth Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Term A Loan Advance [Member]
Debt Instrument [Line Items]
Line of credit facility outstanding current			$ 5,000,000
Long term debt balloon payment			$ 200,000
Sixth Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Three Term A Loan Advance [Member]
Debt Instrument [Line Items]
Debt instrument terms of payment			The interest-only period extends through June 30, 2024 followed by 36 equal monthly payments of principal plus interest.
Line of credit facility aggregate amount including balloon repayment payable			$ 5,500,000
Sixth Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Three Term A Loan Advance [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Long term debt variable interest rate percentage												8.00%
Debt instrument variable interest spread			0.25%
Sixth Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Three Term A Loan Advance [Member] | Before Thirty First Of March Two Thousand And Twenty Four [Member]
Debt Instrument [Line Items]
Line of credit facility amount that may be contingently borrowed			$ 7,000,000
Sixth Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Three Term A Loan Advance [Member] | Before Thirty First Of March Two Thousand And Twenty Five [Member]
Debt Instrument [Line Items]
Line of credit facility amount that may be contingently borrowed			7,500,000
Sixth Amendment Agreement With Silicon Valley Bank [Member] | Two Thousand And Twenty Three Term A Loan Advance [Member] | Before Thirty First Of March Two Thousand And Twenty Six [Member]
Debt Instrument [Line Items]
Line of credit facility amount that may be contingently borrowed			$ 5,000,000
Seventh Amendment To The Loan Agreement [Member] | Two Thousand And Twenty Three Term A Loan Advance [Member] | Before Thirty First Of March Two Thousand And Twenty Four [Member]
Debt Instrument [Line Items]
Face value of debt instrument that may be contingently borrowed		$ 7,000,000
Estimated aggregate proceeds from debt and equity		75,000,000
Estimated aggregate proceeds from equity		$ 37,500,000